Leases - Information Related to Company's Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating leases	$ 49,537	$ 32,539
Finance leases	1,588	0
Total right-of-use assets	$ 51,125	$ 32,539
Right-of-use asset - finance [Extensible List]	us-gaap:PropertyPlantAndEquipmentAndFinanceLeaseRightOfUseAssetAfterAccumulatedDepreciationAndAmortization	us-gaap:PropertyPlantAndEquipmentAndFinanceLeaseRightOfUseAssetAfterAccumulatedDepreciationAndAmortization
Operating leases	$ 55,187	$ 35,525
Finance leases	1,598	0
Total lease liabilities	$ 56,785	$ 35,525
Lease liabilities - finance [Extensible List]	Borrowings	Borrowings
Weighted average remaining lease term (in years) - operating	12 years 2 months 12 days	14 years 1 month 6 days
Weighted average remaining lease term (in years) - finance	14 years 4 months 24 days	0 years
Weighted average discount rate - operating	2.65%	3.44%
Weighted average discount rate - finance	1.76%	0.00%